Overview and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Overview and Summary of Significant Accounting Policies	Overview and Summary of Significant Accounting Policies

Description of Business
DPL is a regional energy company organized in 1985 under the laws of Ohio. DPL has one reportable segment: the Utility segment. See Note 11 – Business Segments for more information relating to this reportable segment. The terms “we,” “us,” “our” and “ours” are used to refer to DPL and its subsidiaries.

DPL is an indirectly wholly-owned subsidiary of AES.

DP&L, a wholly-owned subsidiary of DPL, is a public utility incorporated in 1911 under the laws of Ohio. Beginning in 2001, Ohio law gave Ohio consumers the right to choose the electric generation supplier from whom they purchase retail generation service; however, retail transmission and distribution services are still regulated. DP&L has the exclusive right to provide such transmission and distribution services to approximately 524,000 customers located in West Central Ohio. Additionally, DP&L provides retail SSO electric service to residential, commercial, industrial and governmental customers in a 6,000-square mile area of West Central Ohio. Principal industries located in DP&L’s service territory include automotive, food processing, paper, plastic, health care, data management, manufacturing and defense. Following the issuance of the DRO in September 2018 and the resulting changes to the decoupling rider effective January 1, 2019, DP&L's distribution sales are primarily impacted by customer growth within our service territory. DP&L sells its proportional share of energy and capacity from its investment in OVEC into the wholesale market.

DPL’s other primary subsidiaries include MVIC and AES Ohio Generation. MVIC is our captive insurance company that provides insurance services to DPL and our other subsidiaries. AES Ohio Generation's only operating asset is an undivided interest in Conesville. AES Ohio Generation sells all of its energy and capacity into the wholesale market. DPL's subsidiaries are all wholly-owned.

DPL also has a wholly-owned business trust, DPL Capital Trust II, formed for the purpose of issuing trust capital securities to investors.

DP&L’s electric transmission and distribution businesses are subject to rate regulation by federal and state regulators. Accordingly, DP&L applies the accounting standards for regulated operations to its electric transmission and distribution businesses and records regulatory assets when incurred costs are expected to be recovered in future customer rates, and regulatory liabilities when current cost recoveries in customer rates relate to expected future costs.

DPL and its subsidiaries employed 653 people as of September 30, 2019, of which 642 were employed by DP&L. Approximately 57% of all DPL employees are under a collective bargaining agreement, which expires October 31, 2020.

Financial Statement Presentation
DPL’s Condensed Consolidated Financial Statements include the accounts of DPL and its wholly-owned subsidiaries except for DPL Capital Trust II, which is not consolidated, consistent with the provisions of GAAP. As of September 30, 2019, AES Ohio Generation has an undivided ownership interest in one coal-fired generating facility, which is included in the financial statements at a carrying value of zero as it has been fully impaired. Operating revenues and expenses of this facility are included on a pro rata basis in the corresponding lines in the Condensed Consolidated Statements of Operations.

Certain immaterial amounts from prior periods have been reclassified to conform to the current period presentation.

All material intercompany accounts and transactions are eliminated in consolidation. We have evaluated subsequent events through the date this report is issued.

These financial statements have been prepared in accordance with GAAP for interim financial statements, the instructions of Form 10-Q and Regulation S-X. Accordingly, certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with GAAP have been omitted from this interim report. Therefore, our interim financial statements in this report should be read along with the annual financial statements included in our Form 10-K for the fiscal year ended December 31, 2018.

In the opinion of our management, the Condensed Consolidated Financial Statements presented in this report contain all adjustments necessary to fairly state our financial position as of September 30, 2019; our results of operations for the three and nine months ended September 30, 2019 and 2018, our cash flows for the nine months ended September 30, 2019 and 2018 and the changes in our equity for the three and nine months ended September 30, 2019 and 2018. Unless otherwise noted, all adjustments are normal and recurring in nature. Due to various factors, interim results for the three and nine months ended September 30, 2019 may not be indicative of our results that will be realized for the full year ending December 31, 2019.

The preparation of financial statements in conformity with GAAP requires us to make estimates and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the revenues and expenses of the periods reported. Actual results could differ from these estimates. Significant items subject to such estimates and judgments include: recognition of revenue including unbilled revenues, the carrying value of property, plant and equipment; the valuation of derivative instruments; the valuation of insurance and claims liabilities; the valuation of allowances for receivables and deferred income taxes; regulatory assets and liabilities; liabilities recorded for income tax exposures; litigation; contingencies; the valuation of AROs; and assets and liabilities related to employee benefits.

Cash, Cash Equivalents, and Restricted Cash
The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported on the Condensed Consolidated Balance Sheet that reconcile to the total of such amounts as shown on the Condensed Consolidated Statements of Cash Flows:

$ in millions	September 30, 2019	December 31, 2018
Cash and cash equivalents	$36.8	$90.5
Restricted cash	17.6	21.2
Cash, Cash Equivalents, and Restricted Cash, End of Period	$54.4	$111.7

Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities
DP&L collects certain excise taxes levied by state or local governments from its customers. These taxes are accounted for on a net basis and not included in revenue. The amounts of such taxes collected for the three months ended September 30, 2019 and 2018 were $13.0 million and $13.8 million, respectively. The amounts of such taxes collected for the nine months ended September 30, 2019 and 2018 were $37.3 million and $39.2 million, respectively.

New accounting pronouncements adopted in 2019 – The following table provides a brief description of recently adopted accounting pronouncements that had an impact on our consolidated financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or did not have a material impact on our consolidated financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2018-02, Income Statement — Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from AOCI
This amendment allows a reclassification of the stranded tax effects resulting from the implementation of the Tax Cuts and Jobs Act from AOCI to retained earnings at the election of the filer. Because this amendment only relates to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected.
		January 1, 2019	We have not elected to reclassify any amounts to retained earnings. Our accounting policy for releasing the income tax effects from AOCI occurs on a portfolio basis.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities
The standard updates the hedge accounting model to expand the ability to hedge nonfinancial and financial risk components, reduce complexity, and ease certain documentation and assessment requirements. When facts and circumstances are the same as at the previous quantitative test, a subsequent quantitative effectiveness test is not required. The standard also eliminates the requirement to separately measure and report hedge ineffectiveness. For cash flow hedges, this means that the entire change in the fair value of a hedging instrument will be recorded in other comprehensive income and amounts deferred will be reclassified to earnings in the same income statement line as the hedged item.

Transition method: modified retrospective with the cumulative effect adjustment recorded to the opening balance of retained earnings as of the initial application date. Prospective for presentation and disclosures.
		January 1, 2019	The adoption of this standard had no material impact on our condensed consolidated financial statements.
2016-02, 2018-01, 2018-10, 2018-11 Leases (Topic 842)	See "Adoption of FASC Topic 842, Leases" below.	January 1, 2019	See impact upon adoption of the standard below.

Adoption of FASC Topic 842, "Leases"
On January 1, 2019, we adopted ASU 2016-02 Leases and its subsequent corresponding updates (“FASC 842”). Under this standard, lessees are required to recognize assets and liabilities for most leases and recognize expenses in a manner similar to the current accounting method. For lessors, the guidance modifies the lease classification criteria and the accounting for sales-type and direct financing leases. The guidance eliminates current real estate-specific provisions.

Under FASC 842, it is expected that fewer contracts will contain a lease. However, due to the elimination of the real estate-specific guidance and changes to certain lessor classification criteria, more leases will qualify as sales-type leases and direct financing leases. Under these two models, a lessor will derecognize the asset and will recognize a net investment in a lease. According to FASC 842, the net investment in the lease includes the fair value of the plant after the contract period but does not include variable payments such as margin on the sale of energy. Therefore, the net investment in the lease could be significantly different than the carrying amount of the underlying asset at lease commencement. In such circumstances, the difference between the initially recognized net investment in the lease and the carrying amount of the underlying asset is recognized as a gain/loss at lease commencement.

During the course of adopting FASC 842, we applied various practical expedients including:

•	The package of practical expedients (applied to all leases) that allowed lessees and lessors not to reassess:

a.	whether any expired or existing contracts are or contain leases,

b.	lease classification for any expired or existing leases, and

c.	whether initial direct costs for any expired or existing leases qualify for capitalization under FASC 842.

•	The transition practical expedient related to land easements, allowing us to carry forward our accounting treatment for land easements on existing agreements, and

•
The transition practical expedient for lessees that allowed businesses to not separate lease and non-lease components. We applied the practical expedient to all classes of underlying assets when valuing right-of-use assets and lease liabilities. Contracts where we are the lessor were separated between the lease and non-lease components.

We applied the modified retrospective method of adoption and elected to continue to apply the guidance in FASC 840 Leases to the comparative periods presented in the year of adoption. Under this transition method, we applied the transition provisions starting at the date of adoption.

The adoption of FASC 842 did not have a material impact on our Condensed Consolidated Financial Statements.

New Accounting Pronouncements Issued But Not Yet Effective – The following table provides a brief description of recent accounting pronouncements that could have a material impact on our consolidated financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on our consolidated financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2016-13, 2019-04, 2019-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	See discussion of the ASU below.	January 1, 2020	We will adopt the standard on January 1, 2020; see below for the evaluation of the impact of the adoption on the condensed consolidated financial statements.

ASU 2016-13 and its subsequent corresponding updates will update the impairment model for financial assets measured at amortized cost. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking "expected loss" model that generally will result in the earlier recognition of allowance for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses as it is done today, except that the losses will be recognized as an allowance rather than a reduction in the amortized cost of the securities. There are various transition methods available upon adoption.

We are currently evaluating the impact of adopting the standard on our condensed consolidated financial statements; however, it is expected that the new current expected credit loss model will primarily impact the calculation of expected credit losses on $70.2 million in gross trade accounts receivable.

Description of Business
DPL is a diversified regional energy company organized in 1985 under the laws of Ohio. DPL has one reportable segment, the Utility segment. See Note 13 – Business Segments for more information relating to our reportable segment. The terms “we”, “us”, “our” and “ours” are used to refer to DPL and its subsidiaries.

On November 28, 2011, DPL was acquired by AES in the Merger and DPL became a wholly-owned subsidiary of AES. Following the merger of DPL and Dolphin Subsidiary II, Inc., DPL became an indirectly wholly-owned subsidiary of AES.

DP&L, DPL's wholly-owned subsidiary, is a public utility incorporated in 1911 under the laws of Ohio. Beginning in 2001, Ohio law gave consumers the right to choose the electric generation supplier from whom they purchase retail generation service, however transmission and distribution services are still regulated. DP&L has the exclusive right to provide such service to its approximately 525,000 customers located in West Central Ohio. DP&L provides retail SSO electric service to residential, commercial, industrial and governmental customers in a 6,000 square mile area of West Central Ohio. Since January 2016, DP&L has been sourcing all of the generation for its SSO customers through a competitive bid process. Through September 30, 2017, DP&L owned undivided interests in multiple coal-fired power stations and multiple peaking electric generating facilities as well as numerous transmission facilities. On October 1, 2017, the DP&L-owned generating facilities, excluding the Beckjord Facility and Hutchings EGU, were transferred to AES Ohio Generation, an affiliate of DP&L and wholly-owned subsidiary of DPL, through an asset contribution agreement to a subsidiary that was merged into AES Ohio Generation. Also, Stuart Station Unit 1 was retired on October 1, 2017. Principal industries located in DP&L’s service territory include automotive, food processing, paper, plastic, manufacturing and defense. DP&L's sales reflect the general economic conditions, seasonal weather patterns of the area and the market price of electricity. Through the date of Generation Separation, DP&L sold energy and capacity into the wholesale market.

DPL’s other primary subsidiaries include MVIC and AES Ohio Generation. MVIC is our captive insurance company that provides insurance services to DPL and our subsidiaries. AES Ohio Generation owns an undivided interest in Conesville Unit 4. AES Ohio Generation sells all of its energy and capacity into the wholesale market. DPL's subsidiaries are wholly-owned.

On December 8, 2017, AES Ohio Generation completed the sale of the Miami Fort and Zimmer stations to subsidiaries of Dynegy in accordance with an asset purchase agreement dated April 21, 2017. In addition, on March 27, 2018, DPL and AES Ohio Generation completed the sale of their Peaker assets to Kimura Power, LLC. Further, on May 31, 2018, DPL and AES Ohio Generation retired the Stuart Station coal-fired and diesel-fired generating units and the Killen Station coal-fired generating unit and combustion turbine, as planned. See Note 15 – Discontinued Operations for additional information.

DPL also has a wholly-owned business trust, DPL Capital Trust II, formed for the purpose of issuing trust capital securities to investors.

DP&L’s electric transmission and distribution businesses are subject to rate regulation by federal and state regulators. Accordingly, DP&L applies the accounting standards for regulated operations to its electric transmission and distribution businesses and records regulatory assets when incurred costs are expected to be recovered in future customer rates, and regulatory liabilities when current cost recoveries in customer rates relate to expected future costs or overcollections of riders.

DPL and its subsidiaries employed 659 people at January 31, 2019, of which 647 were employed by DP&L. Approximately 57% of all DPL employees are under a collective bargaining agreement.

Financial Statement Presentation
We prepare Consolidated Financial Statements for DPL. DPL’s Consolidated Financial Statements include the accounts of DPL and its wholly-owned subsidiaries except for DPL Capital Trust II which is not consolidated, consistent with the provisions of GAAP.

AES Ohio Generation's undivided ownership interests in certain coal-fired generating stations are included in the financial statements at amortized cost, net of subsequent impairments. Operating revenues and expenses are included on a pro rata basis in the corresponding lines in the Consolidated Statement of Operations.

Through June 2018, DP&L had undivided ownership interests in numerous transmission facilities. These undivided interests in jointly-owned facilities were accounted for on a pro rata basis in the Consolidated Financial Statements. In June 2018, DP&L closed on a transmission asset transaction with Duke and AEP, where ownership stakes in certain previously co-owned transmission assets were exchanged to eliminate co-ownership. Each previously co-owned transmission asset became wholly-owned by one of DP&L, Duke or AEP after the transaction. See Note 4 – Property, Plant and Equipment for more information.

All material intercompany accounts and transactions are eliminated in consolidation. We have evaluated subsequent events through the date this report is issued.

Certain amounts from prior periods have been reclassified to conform to the current period presentation.

The preparation of financial statements in conformity with GAAP requires us to make estimates and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the revenues and expenses of the periods reported. Actual results could differ from these estimates. Significant items subject to such estimates and judgments include: the carrying value of Property, plant and equipment; unbilled revenues; the valuation of derivative instruments; the valuation of insurance and claims liabilities; the valuation of allowances for receivables and deferred income taxes; regulatory assets and liabilities; reserves recorded for income tax exposures; litigation; contingencies; the valuation of AROs; and assets and liabilities related to employee benefits.

Revenue Recognition
Revenues are recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Energy sales to customers are based on the reading of their meters that occurs on a systematic basis throughout the month. We recognize the revenues on our Consolidated Statements of Operations using an accrual method for retail and other energy sales that have not yet been billed, but where electricity has been consumed. This is termed “unbilled revenues” and is a widely recognized and accepted practice for utilities. At the end of each month, unbilled revenues are determined by the estimation of unbilled energy provided to customers since the date of the last meter reading, estimated line losses, the assignment of unbilled energy provided to customer classes and the average rate per customer class.

The power sales and purchases within DP&L’s service territory are reported on a net hourly basis as revenues or purchased power on our Consolidated Statements of Operations. We record expenses when purchased electricity is received and when expenses are incurred. All of the power produced at the generation station is sold to an RTO. We record expenses when purchased electricity is received and when expenses are incurred. For additional information, see Note 14 – Revenue.

Allowance for Uncollectible Accounts
We establish provisions for uncollectible accounts by using both historical average loss percentages to project future losses and by establishing specific provisions for known credit issues. Amounts are written off when reasonable collections efforts have been exhausted.

Property, Plant and Equipment
We record our ownership share of our undivided interest in our jointly-held station as an asset in property, plant and equipment. New property, plant and equipment additions are stated at cost. For regulated transmission and distribution property, cost includes direct labor and material, allocable overhead expenses and an allowance for funds used during construction (AFUDC). AFUDC represents the cost of borrowed funds and equity used to finance regulated construction projects. For non-regulated property, cost also includes capitalized interest. Capitalization of AFUDC and interest ceases at either project completion or at the date specified by regulators. AFUDC and capitalized interest was $0.5 million, $1.7 million and $2.1 million in the years ended December 31, 2018, 2017 and 2016, respectively.

For unregulated generation property, cost includes direct labor and material, allocable overhead expenses and interest capitalized during construction per the provisions of GAAP related to the accounting for capitalized interest.

For substantially all depreciable property, when a unit of property is retired, the original cost of that property less any salvage value is charged to Accumulated depreciation and amortization, consistent with composite depreciation practices.

Property is evaluated for impairment when events or changes in circumstances indicate that its carrying amount may not be recoverable.

Repairs and Maintenance
Costs associated with maintenance activities are recognized at the time the work is performed. These costs, which include labor, materials and supplies, and outside services required to maintain equipment and facilities, are capitalized or expensed based on defined units of property.

Depreciation
Depreciation expense is calculated using the straight-line method, which allocates the cost of property over its estimated useful life. For DPL’s generation, transmission and distribution assets, straight-line depreciation is applied monthly on an average composite basis using group rates that approximated 4.3% in 2018, 5.0% in 2017 and 6.1% in 2016 (including property classified in non-current assets of discontinued operations and held-for-sale businesses in 2017 and 2016). Depreciation expense was $66.5 million, $70.4 million and $67.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Regulatory Accounting
As a regulated utility, DP&L applies the provisions of FASC 980 “Regulated Operations”, which gives recognition to the ratemaking and accounting practices of the PUCO and the FERC. Regulatory assets generally represent incurred costs that have been deferred because such costs are probable of future recovery in customer rates. Regulatory assets can also represent performance incentives permitted by the regulator. Regulatory assets have been included as allowable costs for ratemaking purposes, as authorized by the PUCO or established regulatory practices. Regulatory liabilities generally represent obligations to make refunds or future rate reductions to customers for previous over collections or the deferral of revenues collected for costs that DP&L expects to incur in the future.

The deferral of costs (as regulatory assets) is appropriate only when the future recovery of such costs is probable. In assessing probability, we consider such factors as specific orders from the PUCO or FERC, regulatory precedent and the current regulatory environment. To the extent recovery of costs is no longer deemed probable, related regulatory assets would be required to be expensed in current period earnings. Our regulatory assets and liabilities have been created pursuant to a specific order of the PUCO or FERC or established regulatory practices, such as other utilities under the jurisdiction of the PUCO or FERC being granted recovery of similar costs. It is probable, but not certain, that these regulatory assets will be recoverable, subject to PUCO or FERC approval. Regulatory assets and liabilities are classified as current or non-current based on the term in which recovery is expected. See Note 3 – Regulatory Matters for more information.

Inventories
Inventories are carried at average cost, net of reserves, and include coal, limestone and materials and supplies used for utility operations.

Intangibles
Intangibles include software, emission allowances and renewable energy credits. Emission allowances are carried on a first-in, first-out (FIFO) basis for purchased emission allowances. Net gains or losses on the sale of excess emission allowances, representing the difference between the sales proceeds and the cost of emission allowances, are recorded as a component of our fuel costs and are reflected in Operating income when realized. Emission allowances are amortized as they are used in our operations on a FIFO basis. Renewable energy credits are carried on a weighted average cost basis and amortized as they are used or retired.

Software is amortized over seven years. Amortization expense was $6.6 million, $5.7 million and $6.6 million for the years ended December 31, 2018, 2017 and 2016, respectively. The estimated amortization expense of this internal-use software over the next five years is $15.0 million ($4.2 million in 2019, $3.2 million in 2020, $3.0 million in 2021, $2.6 million in 2022 and $2.0 million in 2023).

Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases. We establish an allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Our tax positions are evaluated under a more likely than not recognition threshold and measurement analysis before they are recognized for financial statement reporting. Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid within one year. Our policy for interest and penalties is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statement of Operations.

Income taxes payable, which are includable in allowable costs for ratemaking purposes in future years, are recorded as regulatory assets or liability with a corresponding deferred tax liability or asset. Investment tax credits that reduced federal income taxes in the years they arose have been deferred and are being amortized to income over the useful lives of the properties in accordance with regulatory treatment. See Note 3 – Regulatory Matters for additional information.

DPL and its subsidiaries file U.S. federal income tax returns as part of the consolidated U.S. income tax return filed by AES. The consolidated tax liability is allocated to each subsidiary based on the separate return method which is specified in our tax allocation agreement and which provides a consistent, systematic and rational approach. See Note 8 – Income Taxes for additional information.

Financial Instruments
Our Master Trust investments in debt and equity financial instruments of publicly traded entities are classified as equity investments. These equity securities are carried at fair value and unrealized gains and losses on these securities are recorded in Other income. As these financial instruments are held to be used for the benefit of employees participating in employee benefit plans and are not used for general operating purposes, they are classified as non-current in Other deferred assets on the Consolidated Balance Sheets.

Held-for-sale Businesses
A business classified as held-for-sale is reflected on the balance sheet at the lower of its carrying amount or estimated fair value less cost to sell. A loss is recognized if the carrying amount of the business exceeds its estimated fair value less cost to sell. This loss is limited to the carrying value of long-lived assets until the completion of the sale, at which point, any additional loss is recognized. If the fair value of the business subsequently exceeds the carrying amount while the business is still held-for-sale, any impairment expense previously recognized will be reversed up to the lower of the previously recognized expense or the subsequent excess.

Assets and liabilities related to a business classified as held-for-sale are segregated in the current balance sheet in the period in which the business is classified as held-for-sale. Assets and liabilities of held-for-sale businesses are classified as current when they are expected to be disposed of within twelve months. Transactions between the business held-for-sale and businesses that are expected to continue to exist after the disposal are not eliminated to appropriately reflect the continuing operations and balances held-for-sale. See Note 15 – Discontinued Operations for further information.

Discontinued Operations
Discontinued operations reporting occurs only when the disposal of a business or a group of assets represents a strategic shift that has (or will have) a major effect on our operations and financial results. We report financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Prior period amounts in the statement of operations and balance sheet are retrospectively revised to reflect the businesses determined to be discontinued operations. The cash flows of businesses that are determined to be discontinued operations are included within the relevant categories within operating, investing and financing activities on the face of the Consolidated Statements of Cash Flows.

Transactions between the businesses determined to be discontinued operations and businesses that are expected to continue to exist after the disposal are not eliminated to appropriately reflect the continuing operations and balances held-for-sale. The results of discontinued operations include any gain or loss recognized on closing or adjustment of the carrying amount to fair value. See Note 15 – Discontinued Operations for further information.

Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities
DP&L collects certain excise taxes levied by state or local governments from its customers. DP&L’s excise taxes and certain other taxes are accounted for on a net basis and recorded as a reduction in revenues in the accompanying Consolidated Statements of Operations. The amounts for the years ended December 31, 2018, 2017 and 2016, were $51.7 million, $49.4 million and $50.9 million, respectively.

Cash and Cash Equivalents
Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid short-term investments with original maturities of three months or less are considered cash equivalents.

Restricted Cash
Restricted cash includes cash which is restricted as to withdrawal or usage. The nature of the restrictions includes restrictions imposed by agreements related to deposits held as collateral and cash collected under the DMR which is restricted to pay debt obligations at DPL and DP&L and position DP&L to modernize and/or maintain its transmission and distribution infrastructure.

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported on the Consolidated Balance Sheet that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

$ in millions	December 31, 2018	December 31, 2017
Cash and cash equivalents	$90.5	$24.5
Restricted cash	21.2	0.4
Cash, Cash Equivalents, and Restricted Cash, End of Period	$111.7	$24.9

Financial Derivatives
All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Changes in the fair value are recorded in earnings unless the derivative is designated as a cash flow hedge of a forecasted transaction or it qualifies for the normal purchases and sales exception.

We use interest rate hedges to manage the interest rate risk of our variable rate debt. We use cash flow hedge accounting when the hedge or a portion of the hedge is deemed to be highly effective, which results in changes in fair value being recorded within accumulated other comprehensive income, a component of shareholder’s equity. We have elected not to offset net derivative positions in the financial statements. Accordingly, we do not offset such derivative positions against the fair value of amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements. See Note 6 – Derivative Instruments and Hedging Activities for additional information.

Insurance and Claims Costs
In addition to insurance obtained from third-party providers, MVIC, a wholly-owned captive subsidiary of DPL, provides insurance coverage solely to us and our subsidiaries for workers’ compensation, general liability, and property damage on an ongoing basis. Insurance and Claims Costs on DPL’s Consolidated Balance Sheets associated with MVIC include estimated liabilities of approximately $4.1 million and $3.0 million at December 31, 2018 and 2017, respectively. DPL has estimated liabilities for medical, life, disability, and other reserves for claims costs below certain coverage thresholds of third-party providers of approximately $4.3 million and $4.4 million at December 31, 2018 and 2017, respectively, within Other current liabilities and Other deferred credits on the balance sheets. The estimated liabilities for workers’ compensation, medical, life and disability costs at DPL are actuarially determined using certain assumptions. There is uncertainty associated with these loss estimates, and actual results may differ from the estimates. Modification of these loss estimates based on experience and changed circumstances is reflected in the period in which the estimate is re-evaluated.

Pension and Postretirement Benefits
We recognize in our Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current-year changes from actuarial gains or losses related to our regulated operations, that would otherwise be recognized in AOCI, recorded as a regulatory asset as this can be recovered through future rates. Such changes that are not related to our regulated operations are recognized in AOCI. All plan assets are recorded at fair value. We follow the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.

We account for and disclose pension and postretirement benefits in accordance with the provisions of GAAP relating to the accounting for pension and other postretirement plans. These GAAP provisions require the use of assumptions, such as the discount rate for liabilities and long-term rate of return on assets, in determining the obligations, annual cost and funding requirements of the plans. Consistent with the requirements of FASC 715, we apply a disaggregated discount rate approach for determining service cost and interest cost for our defined benefit pension plans and postretirement plans.

See Note 9 – Benefit Plans for more information.

Related Party Transactions
In the normal course of business, DPL enters into transactions with related parties. All material intercompany accounts and transactions are eliminated in DPL’s Consolidated Financial Statements.

See Note 12 – Related Party Transactions for more information on Related Party Transactions.

DPL Capital Trust II
DPL has a wholly-owned business trust, DPL Capital Trust II (the Trust), formed for the purpose of issuing trust capital securities to third-party investors. Effective in 2003, DPL deconsolidated the Trust upon adoption of the accounting standards related to variable interest entities and currently treats the Trust as an unconsolidated subsidiary. The Trust holds mandatorily redeemable trust capital securities. The investment in the Trust, which amounts to $0.2 million and $0.3 million at December 31, 2018 and 2017, respectively, is included in Other deferred assets within Other noncurrent assets. DPL also has a note payable to the Trust amounting to $15.6 million and $15.6 million at December 31, 2018 and 2017, respectively, that was established upon the Trust’s deconsolidation in 2003. See Note 7 – Long-term debt for additional information.

In addition to the obligations under the note payable mentioned above, DPL also agreed to a security obligation which represents a full and unconditional guarantee of payments to the capital security holders of the Trust.

New accounting pronouncements adopted in 2018
The following table provides a brief description of recently adopted accounting pronouncements that had an impact on our consolidated financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or did not have a material impact on our consolidated financial statements.

Accounting Standard	Description	Date of Adoption	Effect on the financial statements upon adoption
New Accounting Standards Adopted
2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
This standard aligns the accounting for implementation costs incurred for a cloud computing arrangement that is a service with the requirement for capitalizing implementation costs associated with developing or obtaining internal-use software.
Transition method: retrospective or prospective.
		October 1, 2018	We elected to early-adopt this standard on a prospective basis, effective for fiscal year 2018. The adoption of this standard did not have a material impact on our financial statements.
2018-14, Compensation— Retirement Benefits — Defined Benefit Plans — General (Subtopic 715-20): Disclosure Framework	This standard modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. Transition method: retrospective.	Early adoption elected, January 1, 2018	Impact limited to changes in financial statement disclosures.
2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost
This standard changes the presentation of non-service costs associated with defined benefit plans and updates the guidance so that only the service cost component will be eligible for capitalization.
Transition method: retrospective for presentation of non-service cost and prospective for the change in capitalization.
		January 1, 2018	For the years ended December 31, 2017 and 2016 we reclassified non-service pension costs from Operating expenses to Other expense of $2.2 million and $3.2 million, respectively.
2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force)
This standard requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.
Transition method: retrospective.
January 1, 2018
For the years ended December 31, 2017 and 2016, we reclassified from "Net cash used in investing activities" to "Net increase / (decrease) in cash, cash equivalents and restricted cash" $27.1 million and ($11.8) million, respectively.

2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities
The standard significantly revises an entity’s accounting related to (1) classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosures of financial instruments.
Transition method: modified retrospective. Prospective for equity investments without readily determinable fair value.
		January 1, 2018	We adopted this standard January 1, 2018. At that date, we transferred $1.6 million ($1.0 million net of tax) of unrealized gains from AOCI to Accumulated Deficit.
2014-09, 2015-14, 2016-08, 2016-10, 2016-12, 2016-20, 2017-10, 2017-13, Revenue from Contracts with Customers (Topic 606)	See discussion of the ASU below.	January 1, 2018	See impact upon adoption of the standard below.

Adoption of FASC Topic 606, "Revenue from Contracts with Customers"
On January 1, 2018, we adopted ASU 2014-09, "Revenue from Contracts with Customers", and its subsequent corresponding updates ("FASC 606"). The core principle of this standard is that an entity shall recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We applied the modified retrospective method of adoption to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning January 1, 2018 are presented under FASC 606, while prior period amounts were not adjusted and continue to be reported in accordance with our historic accounting under the previous revenue recognition standard. For contracts that were modified before January 1, 2018, we have not retrospectively restated the contracts for modifications. We instead reflected the aggregate effect of all modifications when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price. We do not expect the adoption of the new revenue standard to have a material impact to our net income on an ongoing basis.

There was no cumulative effect to our January 1, 2018 Consolidated Balance Sheet resulting from the adoption of FASC 606.

New accounting pronouncements issued but not yet effective - The following table provides a brief description of recent accounting pronouncements that could have a material impact on our consolidated financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on our consolidated financial statements.

Accounting Standard	Description	Date of Adoption	Effect on the financial statements upon adoption
New Accounting Standards Issued but Not Yet Effective
2018-02, Income Statement - Reporting Comprehensive Income (Topic 220), Reclassification of Certain Tax Effects from AOCI
This amendment allows a reclassification of the stranded tax effects resulting from the implementation of the Tax Cuts and Jobs Act from AOCI to retained earnings. Because this amendment only relates to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected.
		January 1, 2019. Early adoption is permitted.	We do not expect any impact on our consolidated financial statements upon adoption of the standard on January 1, 2019.
2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities
The standard updates the hedge accounting model to expand the ability to hedge nonfinancial and financial risk components, reduce complexity, and ease certain documentation and assessment requirements. When facts and circumstances are the same as at the previous quantitative test, a subsequent quantitative effectiveness test is not required. The standard also eliminates the requirement to separately measure and report hedge ineffectiveness. For cash flow hedges, this means that the entire change in the fair value of a hedging instrument will be recorded in other comprehensive income and amounts deferred will be reclassified to earnings in the same income statement line as the hedged item in the period in which it settles.
Transition method: modified retrospective with the cumulative effect adjustment recorded to the opening balance of retained earnings as of the initial application date. Prospective for presentation and disclosures.
		January 1, 2019. Early adoption is permitted.	We are currently evaluating the impact of adopting the standard on our consolidated financial statements.
2018-19, 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
The standard updates the impairment model for financial assets measured at amortized cost. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking "expected loss" model that generally will result in the earlier recognition of allowance for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses as it is done today, except that the losses will be recognized as an allowance rather than a reduction in the amortized cost of the securities.
Transition method: various.
		January 1, 2020. Early adoption is permitted only as of January 1, 2019.	We are currently evaluating the impact of adopting the standard on our consolidated financial statements.
2016-02, 2018-01, 2018-10, 2018-11, 2018-20 Leases (Topic 842)	See discussion of the ASU below.	January 1, 2019. Early adoption is permitted.	We have adopted the standard on January 1, 2019; see below for the evaluation of the impact of its adoption on our consolidated financial statements.

Adoption of FASC Topic 842, "Leases"
ASU 2016-02 and its subsequent corresponding updates require lessees to recognize assets and liabilities for most leases but recognize expenses in a manner similar to today’s accounting. For lessors, the guidance modifies the lease classification criteria and the accounting for sales-type and direct financing leases. The guidance also eliminates today’s real estate-specific provisions.

The standard must be adopted using a modified retrospective approach. The FASB has provided an optional transition method, which we have elected, that allows entities to continue to apply the guidance in FASC 840 Leases to the comparative periods presented in the year of adoption. Under this transition method, we will apply the transition provisions starting on January 1, 2019.

We have elected to apply a package of practical expedients that allow lessees and lessors not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases, and (3) whether initial direct costs for any expired or existing leases qualify for capitalization under FASC 842. These three practical expedients must be elected as a package and must be consistently applied to all leases.
We have also elected to apply an optional transition practical expedient for land easements that allows an entity to continue applying its current accounting policy for all land easements that exist before the standard’s effective date that were not previously accounted for under FASC 840.

We established a task force focused on the identification of contracts that would be under the scope of the new standard and on the assessment and measurement of the right-of-use assets and related liabilities. Additionally, the implementation team has been working on the configuration of a lease accounting tool that will support the implementation and the subsequent accounting. The implementation team has also evaluated changes to our business processes, systems and controls to support recognition and disclosure under the new standard.

Under FASC 842, it is expected that fewer contracts will contain a lease. However, due to the elimination of the real estate-specific guidance and changes to certain lessor classification criteria, more leases will qualify as sales-type leases and direct financing leases. Under these two models, a lessor will derecognize the asset and will recognize a lease receivable. According to FASC 842, the lease receivable includes the fair value of the plant after the contract period but does not include any variable payments such as margin on the sale of energy. Therefore, the lease receivable could be significantly different than the carrying amount of the underlying asset at lease commencement. In such circumstances, the difference between the initially recognized lease receivable and the carrying amount of the underlying asset is recognized as a gain/loss at lease commencement.

The adoption of FASC 842 did not have a material impact on our consolidated financial statements.